UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, August 11, 2009

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 139,718 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,294    56,608 SH           Sole               56,608    0     0
AMERICAN EXPRESS CO           COM           025816109         2,417   104,000 SH           Sole              104,000    0     0
ANALOG DEVICES INC            COM           032654105         1,218    49,148 SH           Sole               49,148    0     0
APACHE CORP                   COM           037411105         3,532    48,950 SH           Sole               48,950    0     0
BAKER HUGHES INC              COM           057224107         1,895    52,000 SH           Sole               52,000    0     0
BANK OF AMERICA CORPORATION   COM           060505104         2,376   180,000 SH           Sole              180,000    0     0
BANK OF NEW YORK MELLON CORP  COM           064058100         1,746    59,581 SH           Sole               59,581    0     0
BARRICK GOLD CORP             COM           067901108         1,894    56,442 SH           Sole               56,442    0     0
BRISTOL MYERS SQUIBB CO       COM           110122108         1,401    69,000 SH           Sole               69,000    0     0
CA INC                        COM           12673P105         1,360    78,000 SH           Sole               78,000    0     0
CIGNA CORP                    COM           125509109         1,927    80,000 SH           Sole               80,000    0     0
CISCO SYSTEMS INC             COM           17275R102         3,978   213,430 SH           Sole              213,430    0     0
COCA COLA CO                  COM           191216100         1,968    41,000 SH           Sole               41,000    0     0
CONOCOPHILLIPS                COM           20825C104         3,953    93,996 SH           Sole               93,996    0     0
DISNEY WALT CO                COM DISNEY    254687106         1,763    75,566 SH           Sole               75,566    0     0
EBAY INC                      COM           278642103           948    55,329 SH           Sole               55,329    0     0
ENCANA CORP                   COM           292505104         1,291    26,000 SH           Sole               26,000    0     0
EOG RES INC                   COM           26875P101         1,358    20,000 SH           Sole               20,000    0     0
EXELON                        COM           30161N101         2,849    55,630 SH           Sole               55,630    0     0
EXPRESS SCRIPTS INC           COM           302182100         3,438    50,000 SH           Sole               50,000    0     0
EXXON MOBIL CORP              COM           30231G102         4,689    67,068 SH           Sole               67,068    0     0
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         2,804    55,947 SH           Sole               55,947    0     0
GOLDMAN SACHS GROUP INC       COM           38141G104         1,622    11,000 SH           Sole               11,000    0     0
HEWLETT PACKARD CO            COM           428236103         1,546    40,000 SH           Sole               40,000    0     0
HOME DEPOT INC                COM           437076102         2,204    93,285 SH           Sole               93,285    0     0
HONEYWELL INTL INC            COM           438516106         2,700    86,000 SH           Sole               86,000    0     0
INGERSOLL-RAND COMPANY LTD    CL A          G4776G101         2,717   130,000 SH           Sole              130,000    0     0
INTEL CORP                    COM           458140100         2,950   178,230 SH           Sole              178,230    0     0
INTERNATIONAL BUSINESS MACHS  COM           459200101         2,356    22,565 SH           Sole               22,565    0     0
INTUIT                        COM           461202103         2,023    71,823 SH           Sole               71,823    0     0
JOHNSON & JOHNSON             COM           478160104         4,476    78,795 SH           Sole               78,795    0     0
JPMORGAN CHASE & CO           COM           46625H100         3,496   102,500 SH           Sole              102,500    0     0
KRAFT FOODS INC               CL A          50075N104         1,901    75,000 SH           Sole               75,000    0     0
LAUDER ESTEE COS INC          CL A          518439104         1,503    46,000 SH           Sole               46,000    0     0
LOCKHEED MARTIN CORP          COM           539830109         3,457    42,859 SH           Sole               42,859    0     0
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         4,590   100,643 SH           Sole              100,643    0     0
METLIFE INC                   COM           59156R108         1,501    50,000 SH           Sole               50,000    0     0
MICROSOFT CORP                COM           594918104         4,403   185,218 SH           Sole              185,218    0     0
MOHAWK INDS INC               COM           608190104         1,219    34,162 SH           Sole               34,162    0     0
MOODYS CORP                   COM           615369105         2,874   109,070 SH           Sole              109,070    0     0
PEABODY ENERGY CORP           COM           704549104         2,777    92,064 SH           Sole               92,064    0     0
PENNEY J C INC                COM           708160106           890    31,000 SH           Sole               31,000    0     0
PEPSICO INC                   COM           713448108         2,504    45,553 SH           Sole               45,553    0     0
PHILIP MORRIS INTL INC        COM           718172109           860    19,708 SH           Sole               19,708    0     0
PNC FINL SVCS GROUP INC       COM           693475105         1,281    33,000 SH           Sole               33,000    0     0
PULTE HOMES INC               COM           745867101           706    80,000 SH           Sole               80,000    0     0
SAFEWAY INC                   COM NEW       786514208         1,019    50,000 SH           Sole               50,000    0     0
STATE STREET CORP             COM           857477103         2,974    63,000 SH           Sole               63,000    0     0
SUNCOR ENERGY INC             COM           867229106           889    27,000 SH           Sole               27,000    0     0
SYMANTEC CORP                 COM           871503108         1,544    99,200 SH           Sole               99,200    0     0
TARGET CORP                   COM           87612E106         3,159    80,036 SH           Sole               80,036    0     0
TIME WARNER INC               COM NEW       887317303         1,562    66,692 SH           Sole               66,692    0     0
TIME WARNER INC               COM           88732J207         1,131    36,740 SH           Sole               36,740    0     0
TOLL BROTHERS INC             COM           889478103           672    39,600 SH           Sole               39,600    0     0
TORONTO DOMINION BANK ONT     COM NEW       891160509         2,173    42,000 SH           Sole               42,000    0     0

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN LTD                REG SHS       H8817H100         3,347    45,059 SH           Sole               45,059    0     0
UNION PACIFIC                 COM           907818108         2,030    39,000 SH           Sole               39,000    0     0
UNITED STATES STL CORP NEW    COM           912909108           643    18,000 SH           Sole               18,000    0     0
UNITEDHEALTH GROUP INC        COM           91324P102         2,373    95,000 SH           Sole               95,000    0     0
VERIZON COMMUNICATIONS INC    COM           92343V104         1,840    59,869 SH           Sole               59,869    0     0
WASTE MGMT INC DEL            COM           94106L109         1,983    70,402 SH           Sole               70,402    0     0
WELLPOINT INC                 COM           94973V107         1,527    30,000 SH           Sole               30,000    0     0
XEROX CORP                    COM           984121103         1,568   242,000 SH           Sole              242,000    0     0
YUM BRANDS INC                COM           988498101         1,634    49,000 SH           Sole               49,000    0     0

                                                TOTAL      139,718
